Shareholder Report, Holdings (Details)	Jul. 31, 2026
C000194027 | 181 Days or More
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000194027 | 91-180 Days
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000194027 | 31-90 Days
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000194027 | 8-30 Days
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000194027 | 1-7 Days
Holdings [Line Items]
Percent of Net Asset Value	69.00%
C000194027 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000194027 | U.S. Government Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000194027 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	50.80%
C000190786 | 181 Days or More
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000190786 | 91-180 Days
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000190786 | 31-90 Days
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000190786 | 8-30 Days
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000190786 | 1-7 Days
Holdings [Line Items]
Percent of Net Asset Value	69.00%
C000190786 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000190786 | U.S. Government Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000190786 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	50.80%
C000026059 | 181 Days or More
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000026059 | 91-180 Days
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000026059 | 31-90 Days
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000026059 | 8-30 Days
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000026059 | 1-7 Days
Holdings [Line Items]
Percent of Net Asset Value	69.00%
C000026059 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000026059 | U.S. Government Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000026059 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	50.80%
C000157038 | 181 Days or More
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000157038 | 91-180 Days
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000157038 | 31-90 Days
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000157038 | 8-30 Days
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000157038 | 1-7 Days
Holdings [Line Items]
Percent of Net Asset Value	69.00%
C000157038 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000157038 | U.S. Government Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000157038 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	50.80%
C000157039 | 181 Days or More
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000157039 | 91-180 Days
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000157039 | 31-90 Days
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000157039 | 8-30 Days
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000157039 | 1-7 Days
Holdings [Line Items]
Percent of Net Asset Value	69.00%
C000157039 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000157039 | U.S. Government Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000157039 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	50.80%
C000026060 | 181 Days or More
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000026060 | 91-180 Days
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000026060 | 31-90 Days
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000026060 | 8-30 Days
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000026060 | 1-7 Days
Holdings [Line Items]
Percent of Net Asset Value	69.00%
C000026060 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000026060 | U.S. Government Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000026060 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	50.80%
C000151096 | 181 Days or More
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000151096 | 91-180 Days
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000151096 | 31-90 Days
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000151096 | 8-30 Days
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000151096 | 1-7 Days
Holdings [Line Items]
Percent of Net Asset Value	69.00%
C000151096 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000151096 | U.S. Government Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000151096 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	50.80%
C000235065 | 181 Days or More
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000235065 | 91-180 Days
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000235065 | 31-90 Days
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000235065 | 8-30 Days
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000235065 | 1-7 Days
Holdings [Line Items]
Percent of Net Asset Value	69.00%
C000235065 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000235065 | U.S. Government Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000235065 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	50.80%
C000168188 | 181 Days or More
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000168188 | 91-180 Days
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000168188 | 31-90 Days
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000168188 | 8-30 Days
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000168188 | 1-7 Days
Holdings [Line Items]
Percent of Net Asset Value	69.00%
C000168188 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000168188 | U.S. Government Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000168188 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	50.80%
C000026061 | 181 Days or More
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000026061 | 91-180 Days
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000026061 | 31-90 Days
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000026061 | 8-30 Days
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000026061 | 1-7 Days
Holdings [Line Items]
Percent of Net Asset Value	69.00%
C000026061 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000026061 | U.S. Government Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000026061 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	50.80%
C000026062 | 181 Days or More
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000026062 | 91-180 Days
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000026062 | 31-90 Days
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000026062 | 8-30 Days
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000026062 | 1-7 Days
Holdings [Line Items]
Percent of Net Asset Value	69.00%
C000026062 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000026062 | U.S. Government Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000026062 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	50.80%
C000026156 | 181 Days or More
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000026156 | 91-180 Days
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000026156 | 31-90 Days
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000026156 | 8-30 Days
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000026156 | 1-7 Days
Holdings [Line Items]
Percent of Net Asset Value	68.00%
C000026156 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000026156 | Bank Note
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000026156 | Variable Rate Instruments
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000026156 | Bank Instruments
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000026156 | Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000026156 | Other Repurchase Agreements and Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	50.50%
C000026157 | 181 Days or More
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000026157 | 91-180 Days
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000026157 | 31-90 Days
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000026157 | 8-30 Days
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000026157 | 1-7 Days
Holdings [Line Items]
Percent of Net Asset Value	68.00%
C000026157 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000026157 | Bank Note
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000026157 | Variable Rate Instruments
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000026157 | Bank Instruments
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000026157 | Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000026157 | Other Repurchase Agreements and Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	50.50%
C000157048 | 181 Days or More
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000157048 | 91-180 Days
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000157048 | 31-90 Days
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000157048 | 8-30 Days
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000157048 | 1-7 Days
Holdings [Line Items]
Percent of Net Asset Value	67.60%
C000157048 | Bank Note
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000157048 | Variable Rate Instruments
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000157048 | Bank Instruments
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000157048 | Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000157048 | Other Repurchase Agreements and Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	52.80%
C000190787 | 181 Days or More
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000190787 | 91-180 Days
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000190787 | 31-90 Days
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000190787 | 8-30 Days
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000190787 | 1-7 Days
Holdings [Line Items]
Percent of Net Asset Value	67.60%
C000190787 | Bank Note
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000190787 | Variable Rate Instruments
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000190787 | Bank Instruments
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000190787 | Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000190787 | Other Repurchase Agreements and Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	52.80%
C000026149 | 181 Days or More
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000026149 | 91-180 Days
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000026149 | 31-90 Days
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000026149 | 8-30 Days
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000026149 | 1-7 Days
Holdings [Line Items]
Percent of Net Asset Value	67.60%
C000026149 | Bank Note
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000026149 | Variable Rate Instruments
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000026149 | Bank Instruments
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000026149 | Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000026149 | Other Repurchase Agreements and Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	52.80%
C000157049 | 181 Days or More
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000157049 | 91-180 Days
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000157049 | 31-90 Days
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000157049 | 8-30 Days
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000157049 | 1-7 Days
Holdings [Line Items]
Percent of Net Asset Value	67.60%
C000157049 | Bank Note
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000157049 | Variable Rate Instruments
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000157049 | Bank Instruments
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000157049 | Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000157049 | Other Repurchase Agreements and Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	52.80%
C000157045 | 181 Days or More
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000157045 | 91-180 Days
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000157045 | 31-90 Days
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000157045 | 8-30 Days
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000157045 | 1-7 Days
Holdings [Line Items]
Percent of Net Asset Value	67.60%
C000157045 | Bank Note
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000157045 | Variable Rate Instruments
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000157045 | Bank Instruments
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000157045 | Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000157045 | Other Repurchase Agreements and Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	52.80%
C000157046 | 181 Days or More
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000157046 | 91-180 Days
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000157046 | 31-90 Days
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000157046 | 8-30 Days
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000157046 | 1-7 Days
Holdings [Line Items]
Percent of Net Asset Value	67.60%
C000157046 | Bank Note
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000157046 | Variable Rate Instruments
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000157046 | Bank Instruments
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000157046 | Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000157046 | Other Repurchase Agreements and Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	52.80%
C000026148 | 181 Days or More
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000026148 | 91-180 Days
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000026148 | 31-90 Days
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000026148 | 8-30 Days
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000026148 | 1-7 Days
Holdings [Line Items]
Percent of Net Asset Value	67.60%
C000026148 | Bank Note
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000026148 | Variable Rate Instruments
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000026148 | Bank Instruments
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000026148 | Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000026148 | Other Repurchase Agreements and Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	52.80%
C000157047 | 181 Days or More
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000157047 | 91-180 Days
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000157047 | 31-90 Days
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000157047 | 8-30 Days
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000157047 | 1-7 Days
Holdings [Line Items]
Percent of Net Asset Value	67.60%
C000157047 | Bank Note
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000157047 | Variable Rate Instruments
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000157047 | Bank Instruments
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000157047 | Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000157047 | Other Repurchase Agreements and Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	52.80%
C000026147 | 181 Days or More
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000026147 | 91-180 Days
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000026147 | 31-90 Days
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000026147 | 8-30 Days
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000026147 | 1-7 Days
Holdings [Line Items]
Percent of Net Asset Value	67.60%
C000026147 | Bank Note
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000026147 | Variable Rate Instruments
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000026147 | Bank Instruments
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000026147 | Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000026147 | Other Repurchase Agreements and Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	52.80%
C000242771 | 181 Days or More
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000242771 | 91-180 Days
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000242771 | 31-90 Days
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000242771 | 8-30 Days
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000242771 | 1-7 Days
Holdings [Line Items]
Percent of Net Asset Value	66.00%
C000242771 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	46.80%
C000242771 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	49.40%
C000242768 | 181 Days or More
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000242768 | 91-180 Days
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000242768 | 31-90 Days
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000242768 | 8-30 Days
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000242768 | 1-7 Days
Holdings [Line Items]
Percent of Net Asset Value	66.00%
C000242768 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	46.80%
C000242768 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	49.40%
C000026166 | 181 Days or More
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000026166 | 91-180 Days
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000026166 | 31-90 Days
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000026166 | 8-30 Days
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000026166 | 1-7 Days
Holdings [Line Items]
Percent of Net Asset Value	66.00%
C000026166 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	46.80%
C000026166 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	49.40%
C000242769 | 181 Days or More
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000242769 | 91-180 Days
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000242769 | 31-90 Days
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000242769 | 8-30 Days
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000242769 | 1-7 Days
Holdings [Line Items]
Percent of Net Asset Value	66.00%
C000242769 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	46.80%
C000242769 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	49.40%
C000144363 | 181 Days or More
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000144363 | 91-180 Days
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000144363 | 31-90 Days
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000144363 | 8-30 Days
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000144363 | 1-7 Days
Holdings [Line Items]
Percent of Net Asset Value	66.00%
C000144363 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	46.80%
C000144363 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	49.40%
C000026167 | 181 Days or More
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000026167 | 91-180 Days
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000026167 | 31-90 Days
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000026167 | 8-30 Days
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000026167 | 1-7 Days
Holdings [Line Items]
Percent of Net Asset Value	66.00%
C000026167 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	46.80%
C000026167 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	49.40%
C000242770 | 181 Days or More
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000242770 | 91-180 Days
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000242770 | 31-90 Days
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000242770 | 8-30 Days
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000242770 | 1-7 Days
Holdings [Line Items]
Percent of Net Asset Value	66.00%
C000242770 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	46.80%
C000242770 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	49.40%
C000242767 | 181 Days or More
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000242767 | 91-180 Days
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000242767 | 31-90 Days
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000242767 | 8-30 Days
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000242767 | 1-7 Days
Holdings [Line Items]
Percent of Net Asset Value	66.00%
C000242767 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	46.80%
C000242767 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	49.40%
C000026168 | 181 Days or More
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000026168 | 91-180 Days
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000026168 | 31-90 Days
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000026168 | 8-30 Days
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000026168 | 1-7 Days
Holdings [Line Items]
Percent of Net Asset Value	66.00%
C000026168 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	46.80%
C000026168 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	49.40%
C000026169 | 181 Days or More
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000026169 | 91-180 Days
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000026169 | 31-90 Days
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000026169 | 8-30 Days
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000026169 | 1-7 Days
Holdings [Line Items]
Percent of Net Asset Value	66.00%
C000026169 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	46.80%
C000026169 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	49.40%
C000262483 | 181 Days or More
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000262483 | 91-180 Days
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000262483 | 31-90 Days
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000262483 | 8-30 Days
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000262483 | 1-7 Days
Holdings [Line Items]
Percent of Net Asset Value	70.80%
C000262483 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	43.80%
C000262483 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	56.00%
C000157051 | 181 Days or More
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000157051 | 91-180 Days
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000157051 | 31-90 Days
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000157051 | 8-30 Days
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000157051 | 1-7 Days
Holdings [Line Items]
Percent of Net Asset Value	70.80%
C000157051 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	43.80%
C000157051 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	56.00%
C000157050 | 181 Days or More
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000157050 | 91-180 Days
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000157050 | 31-90 Days
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000157050 | 8-30 Days
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000157050 | 1-7 Days
Holdings [Line Items]
Percent of Net Asset Value	70.80%
C000157050 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	43.80%
C000157050 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	56.00%
C000026170 | 181 Days or More
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000026170 | 91-180 Days
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000026170 | 31-90 Days
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000026170 | 8-30 Days
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000026170 | 1-7 Days
Holdings [Line Items]
Percent of Net Asset Value	70.80%
C000026170 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	43.80%
C000026170 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	56.00%
C000243030 | 181 Days or More
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000243030 | 91-180 Days
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000243030 | 31-90 Days
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000243030 | 8-30 Days
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000243030 | 1-7 Days
Holdings [Line Items]
Percent of Net Asset Value	70.80%
C000243030 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	43.80%
C000243030 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	56.00%